Warrant Liability (Details)	Dec. 31, 2025 USD ($)	Sep. 26, 2025 USD ($)	Sep. 25, 2025 USD ($) years $ / shares shares	Jun. 11, 2024 shares
Warrant Liability [Line Items]
Warrants issued (in Shares) | shares			34,246,577
Common shares (in Shares) | shares			0.75	26,996,392
Exercise price (in Dollars per share) | $ / shares			$ 2.63
Warrant liability, expiration term			3 years
Fair value of warrant liability (in Dollars) | $	$ 13,599,316	$ 4,123,753	$ 53,241,889
Allocated common shares value (in Dollars) | $			$ 46,758,112
Weighted average life of the outstanding warrants	2 years 9 months
Share Price [Member]
Warrant Liability [Line Items]
Warrants liability, measurement inputs			2.125
Exercise Price [Member]
Warrant Liability [Line Items]
Warrants liability, measurement inputs			2.63
Risk-Free Interest Rate [Member]
Warrant Liability [Line Items]
Warrants liability, measurement inputs			3.66
Expected Volatility [Member]
Warrant Liability [Line Items]
Warrants liability, measurement inputs			131.5
Expected Life (yrs) [Member]
Warrant Liability [Line Items]
Warrants liability, measurement inputs | years			3
Expected Dividend Yield [Member]
Warrant Liability [Line Items]
Warrants liability, measurement inputs			0